UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2007

Check here if Amendment [_];  Amendment Number:
This Amendment:         [_]   is a restatement.
                        [_]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                 Scottwood Capital Management, LLC
Address               1 Pickwick Plaza
                      Greenwich, CT 06830

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Brian Goldenberg
Title:   Compliance Officer
Phone:   203-302-2444

Signature, Place, and Date of Signing:

/s/     Brian Goldenberg      Greenwich, CT            May 11, 2007
-----------------------------------------------------------------------

Report Type:

[X]    13F HOLDINGS REPORT.
[_]    13F NOTICE.
[_]    13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Form 13F Information Table Entry Total: 11


Form 13F Information Table Value Total: $280,575 (000's)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES CORP	               COM              00130H105    13267   616522 SH       SOLE                   616522
ALTRIA GROUP INC               COM              02209S103    28019   425175 SH       SOLE                   425175
CLEARWIRE CORP	               COM              185385309    26155  1277736 SH       SOLE                  1277736
ICO GLOBAL COMMUNICATIONS      COM              44930K108      342    87660 SH       SOLE                    87660
KRAFT FOODS INC		       COM              50075N104     9307   294231 SH       SOLE                   294231
LEVEL 3 COMMUNICATIONS         COM              52729N100    30039  4924440 SH       SOLE                  4924440
QWEST COMMUNICATIONS           COM              749121109     8990  1000000 SH       SOLE                  1000000
MIRANT CORP	               COM              60467R100    12138   300000 SH       SOLE                   300000
WILLIAMS COS                   COM              969457100    32728  1149997 SH       SOLE                  1149997
ISHARES INC MAY 76	       PUT              464286953    60825   765000 SH  PUT  SOLE                   765000
NASDAQ 100 MAY 43              PUT              631103958    58765  1350000 SH  PUT  SOLE                  1350000